Summary of Significant Accounting Policies - Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies
Cash and cash equivalents	$ 255,622	$ 6,905
Restricted cash	6,443	3,638
Total cash, cash equivalents and restricted cash	$ 262,065	$ 10,543	$ 3,233